Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Slow moving inventories	$ 125	$ 39	$ 419